Pension and Postretirement Benefits: Schedule of Postretirement obligation amounts recognized in the consolidated balance sheets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Postretirement obligation amounts recognized in the consolidated balance sheets:
Schedule of Postretirement obligation amounts recognized in the consolidated balance sheets

	December 31, 2011	December 31, 2010	December 31, 2009
Postretirement obligation, current portion	1,470	1,259	1,107
Postretirement obligation, net of current portion	43,302	39,275	26,002
Total postretirement obligation	44,772	40,534	27,109